RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Derivative financial instruments
Schedule of the carrying and fair values of non-derivative financial instruments

	2012		2011
at December 31 (millions of Canadian dollars)	Carrying Amount[1]	Fair Value[2]	Carrying Amount[1]	Fair Value[2]

Financial Assets
Cash and cash equivalents	551	551	654	654
Accounts receivable and other[3]	1,288	1,337	1,359	1,403
Available for sale assets[3]	44	44	23	23

	1,883	1,932	2,036	2,080

Financial Liabilities[4]
Notes payable	2,275	2,275	1,863	1,863
Accounts payable and other long-term liabilities[5]	1,535	1,535	1,329	1,329
Accrued interest	368	368	365	365
Long-term debt	18,913	24,573	18,659	23,757
Junior subordinated notes	994	1,054	1,016	1,027

	24,085	29,805	23,232	28,341

[1]
Recorded at amortized cost, except for $350 million (2011 – $350 million) of Long-Term Debt that is attributed to hedged risk and recorded at fair value. This debt, which is recorded at fair value on a recurring basis, is classified in Level II of the fair value hierarchy using the income approach based on interest rates from external data service providers.

[2]
The fair value measurement of financial assets and liabilities recorded at amortized cost for which the fair value is not equal to the carrying value would be included in Level II of the fair value hierarchy using the income approach based on interest rates from external data service providers.

[3]
At December 31, 2012, the Consolidated Balance Sheet included financial assets of $1.1 billion (2011 – $1.1 billion) in Accounts Receivable, $40 million (2011 – $41 million)
in Other Current Assets and $240 million (2011 – $247 million) in Intangible and Other Assets.

[4]
Consolidated Net Income in 2012 included losses of $10 million (2011 – losses of $13 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$350 million of debt at December 31, 2012 (2011 – US$350 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

[5]
At December 31, 2012, the Consolidated Balance Sheet included financial liabilities of $1.5 billion (2011 – $1.2 billion) in Accounts Payable and $38 million (2011 – $137 million)
in Other Long-Term Liabilities.

Schedule of the remaining contractual maturities for the non-derivative financial liabilities, including both the principal and interest cash flows

	Payments Due by Period
(millions of Canadian dollars)	Total	2013	2014 and 2015	2016 and 2017	2018 and Thereafter

Notes payable	2,275	2,275	–	–	–
Long-term debt	18,913	894	2,531	1,769	13,719
Junior subordinated notes	994	–	–	–	994

	22,182	3,169	2,531	1,769	14,713

[1]
The anticipated timing of settlement of derivative contracts is presented in the Derivatives Instrument Summary in this note.

Interest Payments on Financial Liabilities

	Payments Due by Period
(millions of Canadian dollars)	Total	2013	2014 and 2015	2016 and 2017	2018 and Thereafter

Long-term debt	15,377	1,154	2,125	1,908	10,190
Junior subordinated notes	3,443	63	126	126	3,128

	18,820	1,217	2,251	2,034	13,318

Schedule of fair value of the derivative financial instruments in the Company's Balance Sheet

at December 31 (millions of Canadian dollars)	2012	2011

Current
Other current assets (Note 5)	259	361
Accounts payable and other (Note 12)	(283)	(485)
Long Term
Intangible and other assets (Note 10)	187	202
Other long-term liabilities (Note 13)	(186)	(349)

Schedule of components of OCI related to derivates in cash flow hedging relationships

	Cash Flow Hedges[1]
	Power		Natural Gas		Foreign Exchange		Interest
year ended December 31 (millions of Canadian dollars, pre-tax)	2012	2011	2012	2011	2012	2011	2012	2011

Change in fair value of derivative instruments recognized in OCI (effective portion)	83	(263)	(21)	(59)	(1)	5	–	(1)
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	147	81	54	100	–	–	18	43
Gains and losses on derivative instruments recognized in earnings (ineffective portion)	7	–	–	–	–	–	–	–

[1]
No amounts have been excluded from the assessment of hedge effectiveness.

Schedule of fair value of the Company's assets and liabilities measured on a recurring basis, including both current and non-current portions

December 31 (millions of Canadian dollars,	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total
pre-tax)	2012	2011	2012	2011	2012	2011	2012	2011

Derivative Instrument Assets:
Interest rate contracts	–	–	24	35	–	–	24	35
Foreign exchange contracts	–	–	119	142	–	–	119	142
Power commodity contracts	–	–	213	201	2	–	215	201
Gas commodity contracts	75	124	13	55	–	–	88	179
Derivative Instrument Liabilities:
Interest rate contracts	–	–	(14)	(23)	–	–	(14)	(23)
Foreign exchange contracts	–	–	(76)	(102)	–	–	(76)	(102)
Power commodity contracts	–	–	(269)	(454)	(4)	(15)	(273)	(469)
Gas commodity contracts	(95)	(208)	(11)	(26)	–	–	(106)	(234)
Non-Derivative Financial Instruments:
Available-for-sale assets	44	23	–	–	–	–	44	23

	24	(61)	(1)	(172)	(2)	(15)	21	(248)

Schedule of net change in the Level III fair value category

(millions of Canadian dollars, pre-tax)	Derivatives[1,2]

Balance at December 31, 2010	(8)
New contracts	1
Settlements	2
Transfers out of Level III	3
Total losses included in OCI	(13)

Balance at December 31, 2011	(15)

Settlements	(1)
Transfers out of Level III	(21)
Total gains included in Net Income	11
Total gains included in OCI	24

Balance at December 31, 2012	(2)

[1]
The fair value of derivative assets and liabilities is presented on a net basis.

[2]
At December 31, 2012, there were unrealized gains included in Net Income attributable to derivatives that were still held at the reporting date of $1 million (2011 – nil).

Derivative financial instrument, excluding net investment hedges
Derivative financial instruments
Schedule of fair values and notional or principal amounts for the derivatives

at December 31	2012
(all amounts in Canadian millions unless otherwise indicated)	Power	Natural Gas	Foreign Exchange	Interest

Derivative Instruments Held for Trading[1]
Fair Values[2]
Assets	$139	$88	$1	$14
Liabilities	$(176)	$(104)	$(2)	$(14)
Notional Values
Volumes[3]
Purchases	31,135	83	–	–
Sales	31,066	65	–	–
Canadian dollars	–	–	–	620
U.S. dollars	–	–	US 1,408	US 200
Cross-currency	–	–	–	–
Net unrealized (losses)/gains in the year[4]	$(30)	$2	$(1)	$–
Net realized gains/(losses) in the year[4]	$5	$(10)	$26	$–
Maturity dates	2013-2017	2013-2016	2013	2013-2016
Derivative Instruments in Hedging Relationships[5,6]
Fair Values[2]
Assets	$76	$–	$–	$10
Liabilities	$(97)	$(2)	$(38)	$–
Notional Values
Volumes[3]
Purchases	15,184	1	–	–
Sales	7,200	–	–	–
U.S. dollars	–	–	US 12	US 350
Cross-currency	–	–	136/US 100	–
Net realized (losses)/gains in the year[4]	$(130)	$(23)	$–	$7
Maturity dates	2013-2018	2013	2013-2014	2013-2015

[1]
All derivative instruments held for trading have been entered into for risk management purposes and are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.

[2]
Fair values equal carrying values.

[3]
Volumes for power and natural gas derivatives are in GWh and billion cubic feet (Bcf), respectively.

[4]
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative financial instruments held for trading are included in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.

[5]
All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $10 million and a notional amount of
US$350 million. In 2012, net realized gains on fair value hedges were $7 million and were included in Interest Expense. In 2012, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.

[6]
In 2012, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.

at December 31	2011
(all amounts in Canadian millions unless otherwise indicated)	Power	Natural Gas	Foreign Exchange	Interest

Derivative Instruments Held for Trading[1]
Fair Values[2]
Assets	$185	$176	$3	$22
Liabilities	$(192)	$(212)	$(14)	$(22)
Notional Values
Volumes[3]
Purchases	21,905	103	–	–
Sales	21,334	82	–	–
Canadian dollars	–	–	–	684
U.S. dollars	–	–	US 1,269	US 250
Cross-currency	–	–	47/US 37	–
Net unrealized (losses)/gains in the year[4]	$(2)	$(50)	$(4)	$1
Net realized gains/(losses) in the year[4]	$42	$(74)	$10	$1
Maturity dates	2012-2016	2012-2016	2012	2012-2016
Derivative Instruments in Hedging Relationships[5,6]
Fair Values[2]
Assets	$16	$3	$–	$13
Liabilities	$(277)	$(22)	$(38)	$(1)
Notional Values
Volumes[3]
Purchases	17,188	8	–	–
Sales	8,061	–	–	–
U.S. dollars	–	–	US 73	US 600
Cross-currency	–	–	136/US 100	–
Net realized losses in the year[4]	$(165)	$(17)	$–	$(16)
Maturity dates	2012-2017	2012-2013	2012-2014	2012-2015

[1]
All derivative instruments held for trading have been entered into for risk management purposes and are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.

[2]
Fair values equal carrying values.

[3]
Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

[4]
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Revenues, Interest Expense and Interest Income and
Other, as appropriate, as the original hedged item settles.

[5]
All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $13 million and a notional amount of US$350 million. In 2011, net realized gains on fair value hedges were $7 million and were included in Interest Expense. In 2011, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.

[6]
In 2011, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.

Designated as a net investment hedge
Derivative financial instruments
Schedule of fair values and notional or principal amounts for the derivatives

	2012		2011
at December 31 (millions of Canadian dollars)	Fair Value[1]	Notional or Principal Amount	Fair Value[1]	Notional or Principal Amount

U.S. dollar cross-currency swaps (maturing 2013 to 2019)[2]	82	US 3,800	93	US 3,850
U.S. dollar forward foreign exchange contracts (maturing 2013)	–	US 250	(4)	US 725

	82	US 4,050	89	US 4,575

[1]
Fair values equal carrying values.

[2]
Net Income in 2012 included net realized gains of $30 million (2011 – gains of $27 million) related to the interest component of cross-currency swap settlements.